Cover Page	Jun. 12, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Samos Energy Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0002125567
Entity Ex Transition Period	false
Amendment Flag	false